Accounts Receivable and Others Assets - Schedule of Receivables from Sale of Farms (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	R$ 756,629	R$ 770,085
Sales	4,064	241,299
Receipts	(179,273)	(269,802)
Fair value adjustment	6,254	15,057
Exchange variation	52	(10)
Transfer	(47,133)
Ending balance	540,593	756,629
Current	191,235	235,419
Non-current	349,358	521,210
Araucária VI [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	2,952	5,538
Sales
Receipts	(1,275)	(2,676)
Fair value adjustment	6	90
Exchange variation
Transfer
Ending balance	1,683	2,952
Current	1,683	1,307
Non-current		1,645
Araucária VII [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	134,893	177,549
Sales
Receipts	(43,870)	(43,249)
Fair value adjustment	(1,061)	593
Exchange variation
Transfer
Ending balance	89,962	134,893
Current	46,047	46,569
Non-current	43,915	88,324
Jatoba II [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	9,423	61,288
Sales
Receipts	(9,969)	(52,105)
Fair value adjustment	546	240
Exchange variation
Transfer
Ending balance		9,423
Current		9,423
Non-current
Jatoba III [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	3,685	23,809
Sales
Receipts	(3,796)	(19,839)
Fair value adjustment	111	(285)
Exchange variation
Transfer
Ending balance		3,685
Current		2,402
Non-current		1,283
Jatoba IV [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		3,792
Sales
Receipts		(3,529)
Fair value adjustment		(263)
Exchange variation
Ending balance
Current		149
Non-current		149
Jatoba V [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	8,981	20,684
Sales
Receipts	(2,266)	(11,844)
Fair value adjustment	767	141
Exchange variation
Transfer
Ending balance	7,482	8,981
Current	4,938	8,419
Non-current	2,544	562
Jatoba VI [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	13,002	22,577
Sales
Receipts	(1,893)	(9,892)
Fair value adjustment	788	317
Exchange variation
Transfer
Ending balance	11,897	13,002
Current	11,479	7,103
Non-current	418	5,899
Jatobá VII [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	57,297	79,736
Sales
Receipts	(4,822)	(25,202)
Fair value adjustment	2,081	2,763
Exchange variation
Transfer
Ending balance	54,556	57,297
Current	18,329	7,618
Non-current	36,227	49,679
Alto Taquari III [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		2,312
Sales
Receipts		(2,055)
Fair value adjustment		(257)
Exchange variation
Ending balance
Current
Non-current
Alto Taquari IV [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	149,582	57,764
Sales		123,274
Receipts	(36,224)	(32,706)
Fair value adjustment	(6,987)	1,250
Exchange variation
Transfer
Ending balance	106,371	149,582
Current	34,863	37,517
Non-current	71,508	112,065
Chaparral I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	219,792	254,985
Sales
Receipts	(25,702)	(46,717)
Fair value adjustment	2,214	11,524
Exchange variation
Transfer
Ending balance	196,304	219,792
Current	56,108	34,823
Non-current	140,196	184,969
Preferência [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	101,620
Sales		104,238
Receipts	(40,000)	(2,000)
Fair value adjustment	9,253	(618)
Exchange variation
Transfer
Ending balance	70,873	101,620
Current	17,283	39,496
Non-current	53,590	62,124
Fon Fon I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	555	564
Sales
Receipts	(209)
Fair value adjustment	(328)
Exchange variation	(18)	(9)
Transfer
Ending balance		555
Current		555
Non-current
San Cayetano [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		168
Sales
Receipts		(170)
Fair value adjustment
Exchange variation		2
Ending balance
Current
Non-current
Rio do Meio I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	49,571	56,626
Sales
Receipts		(6,308)
Fair value adjustment	(2,438)	(747)
Exchange variation
Transfer	(47,133)
Ending balance		49,571
Current		40,038
Non-current		9,533
Rio do Meio II [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	5,276
Sales	1,005	13,787
Receipts	(7,664)	(8,747)
Fair value adjustment	1,383	236
Exchange variation
Transfer
Ending balance		5,276
Current
Non-current		5,276
Marangatú [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		2,693
Sales	3,059
Receipts	(1,583)	(2,763)
Fair value adjustment	(81)	73
Exchange variation	70	(3)
Transfer
Ending balance	1,465
Current	505
Non-current	R$ 960